Freight Tax and Other Tax Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jan. 01, 2019	Jan. 01, 2018
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 36,240	$ 29,912	$ 32,059	$ 26,054
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	2,067	2,099
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	2,114	1,852
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	$ 0	$ (93)